SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	May 06, 2026 USD ($) Integer	Jun. 30, 2026 USD ($) Integer	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) Integer	May 06, 2026 USD ($) Integer	Jun. 30, 2026 USD ($) Integer shares	Jun. 30, 2025 USD ($) Integer	Dec. 31, 2025 USD ($)
Product Information [Line Items]
Contract liabilities related to construction revenue percentage								100.00%
Construction contract receivable retainage period						30 days
Retainage receivables		$ 14,400,000	$ 14,400,000			$ 14,400,000		$ 6,800,000
Advertising expense	$ 200,000	200,000		$ 600,000	$ 300,000		$ 1,000,000.0
Contingent consideration fair value adjustments recognized			$ 0				0
Goodwill impairment loss	0	0		0	0		$ 0
Long-lived asset impairment	$ 0	$ 0		$ 0	$ 0
Share based compensation awards | shares						0
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]						Chief Executive Officer [Member]
Number of reportable segment | Integer	1	1		1	1	1	1
Accounts Receivable [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration of credit risk						10.00%		11.00%
Accounts Receivable [Member] | Customer Two [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration of credit risk						11.00%
Accounts Receivable [Member] | Contract Assets [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration of credit risk								12.00%
Contract Assets [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration of credit risk						17.00%		37.00%
Contract Assets [Member] | Customer Two [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration of credit risk						11.00%
Revenue Benchmark [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration of credit risk		19.00%		10.30%
Revenue Benchmark [Member] | Another Customer [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration of credit risk					10.70%
Revenue Benchmark [Member] | Zero Customer [Member] | Customer Concentration Risk [Member] | Minimum [Member]
Product Information [Line Items]
Concentration of credit risk							10.00%
Construction Revenue Stream [Member]
Product Information [Line Items]
Contract liabilities percentage		100.00%	100.00%			100.00%		100.00%
Contract liabilities percentage		82.00%	82.00%			82.00%
Other Revenue Streams [Member]
Product Information [Line Items]
Contract liabilities percentage		18.00%	18.00%			18.00%